Convertible Preferred Stock - Summary of Convertible Preferred Stock Nonredeemable Or Redeemable Issuer (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Convertible preferred stock		$ 129,825	$ 64,389
Convertible preferred stock, Series A [Member]
Class of Stock [Line Items]
Convertible preferred stock		0	4,975
Convertible preferred stock, Series A - 1 [Member]
Class of Stock [Line Items]
Convertible preferred stock		0	5,162
Convertible preferred stock, Series B [Member]
Class of Stock [Line Items]
Convertible preferred stock		0	54,252
Convertible preferred stock, Series C [Member]
Class of Stock [Line Items]
Convertible preferred stock	$ 129,825	$ 129,825	$ 0